Statement of Additional Information Supplement	June 21, 2016

Putnam Variable Trust
Statement of Additional Information dated April 30, 2016

Under the section ADDITIONAL PAYMENTS and sub-section Marketing and/or Administrative Services Support Payments the table of Record Owners and dealers is replaced in its entirety with the following:

Allstate Life Insurance Company	HD Vest Investment Securities, Inc.

Allstate Life Insurance Company of New	Jefferson National Life Insurance
York	Company

American General Life Insurance Company	Lincoln National Life Insurance Company

AXA Equitable Life Insurance Company	Lincoln Life & Annuity Company of New
York

Cadaret, Grant & Co. Inc.	Metlife Insurance Company USA

CMFG Life Insurance Company	Minnesota Life Insurance Company

Delaware Life Insurance Company	Nationwide Financial Services Inc.

Delaware Life Insurance Company of New	Principal Life Insurance Company
York

First MetLife Investors Insurance	Principal National Life Insurance Company
Company

Forethought Distributors, LLC	Riversource Distributors, Inc.

Forethought Life Insurance Company	Riversource Life Insurance Company

First Security Benefit Life Insurance and	Riversource Life Insurance Company of
Annuity Company of New York	New York

FSC Securities Corporation	Royal Alliance Associates

Great-West Life & Annuity Insurance	SagePoint Financial, Inc.
Company

Great-West Life & Annuity Insurance	Security Benefit Life Insurance Company
Company of New York

Hartford Life Insurance Company	The Guardian Insurance & Annuity
Company, Inc.

Hartford Life and Annuity	The United States Life Insurance Company
Insurance Company	in the City of New York

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